Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 0
Increase in goodwill related to acquisition	17,931,000
Foreign currency translation adjustment	27,000
Impairment losses	0	0	0
Goodwill, Ending Balance	17,958,000	0
Consumer [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	0
Increase in goodwill related to acquisition	15,848,000
Foreign currency translation adjustment	10,000
Impairment losses	0
Goodwill, Ending Balance	15,858,000
Enterprise [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	0
Increase in goodwill related to acquisition	2,083,000
Foreign currency translation adjustment	17,000
Impairment losses	0
Goodwill, Ending Balance	$ 2,100,000